Equity - Annual fair value charge in respect of the equity settled plans (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	£ 50	£ 40	£ 34
Executive share award plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	41	33	28
Executive share option plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	4	3	3
Savings plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	4	3	3
Equity-Settled Plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	£ 49	£ 39	£ 34